Property, plant and equipment (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Gain (loss) on sale				$ (3,333)	$ 3,288
Mt Dora, Florida cultivation and processing facility
Disclosure of detailed information about property, plant and equipment [line items]
Term of lease			15 years
Gain (loss) on sale			$ (557)
Holbrook Arizona Cultivation And Processing Facility
Disclosure of detailed information about property, plant and equipment [line items]
Term of lease	10 years
Bordentown New Jersey Cultivation And Processing Facility
Disclosure of detailed information about property, plant and equipment [line items]
Term of lease		12 years
Gain (loss) on sale		$ 3,196
Building and improvements | Mt Dora, Florida cultivation and processing facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale			26,700
Building and improvements | Holbrook Arizona Cultivation And Processing Facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale	$ 3,362
Building and improvements | Bordentown New Jersey Cultivation And Processing Facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale		476
Construction in progress. | Mt Dora, Florida cultivation and processing facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale			$ 14,800
Construction in progress. | Holbrook Arizona Cultivation And Processing Facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale	$ 10,638
Construction in progress. | Bordentown New Jersey Cultivation And Processing Facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale		$ 2,187